UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period:12/31/09

Item 1.  Schedule of Investments.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited)
December 31, 2009

Shares		Market Value
	COMMON STOCK - 96.99%
	APPAREL - 4.04%
66,700	Columbia Sportswear Co.	$ 2,603,968

	CHEMICALS - 9.02%
98,900	Arch Chemicals, Inc.	3,054,032
90,600	Koppers Holdings, Inc.	2,757,864
		5,811,896
	COAL - 3.07%
106,500	James River Coal Co. *	1,973,445

	COMMERCIAL SERVICES - 3.55%
70,000	Brink's Home Security Holdings, Inc. *	2,284,800

	CONSTRUCTION SERVICES - 9.57%
154,000	Chicago Bridge & Iron Co. *	3,113,880
68,500	URS Corp. *	3,049,620
		6,163,500
	COSMETICS/PERSONAL CARE - 2.75%
19,000	Chattem, Inc. *	1,772,700

	ELECTRONICS - 2.90%
203,000	Newport Corp. *	1,865,570

	ENVIRONMENTAL CONTROL - 5.31%
407,795	Darling International, Inc. *	3,417,322

	FINANCIAL SERVICES - 4.77%
45,600	Affiliated Managers Group, Inc. *	3,071,160

	FOOD - 7.13%
170,000	Del Monte Foods Co.	1,927,800
175,500	Smithfield Foods, Inc. *	2,665,845
		4,593,645
	MACHINERY-DIVERSIFIED - 16.19%
99,800	AGCO Corp. *	3,227,532
89,650	Cascade Corp.	2,464,478
17,700	Flowserve Corp.	1,673,181
SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2009

Shares		Market Value
	MACHINERY-DIVERSIFIED - 16.19% (Continued)
50,000	Nordson Corp.	$ 3,059,000
		10,424,191
	METAL FABRICATE/HARDWARE - 3.08%
83,500	Timken Co.	1,979,785

	MISCELLANEOUS MANUFACTURING - 7.83%
41,300	Middleby Corp. *	2,024,526
173,200	Trinity Industries, Inc.	3,020,608
		5,045,134
	RECREATIONAL PRODUCTS - 4.55%
67,200	Polaris Industries, Inc.	2,931,936

	RETAIL - 8.65%
68,500	Jo-Ann Stores, Inc. *	2,482,440
58,300	Tractor Supply Co. *	3,087,568
		5,570,008
	UTILITIES - 4.58%
80,000	OGE Energy Corp.	2,951,200

	TOTAL COMMON STOCK	62,460,260
	(Cost - $64,433,956)

	SHORT-TERM INVESTMENTS - 5.48%
3,533,531	Dreyfus Institutional Reserve Money Fund, 0.00% +	3,533,531
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $3,533,531)

	TOTAL INVESTMENTS - 102.47%
	(Cost - $67,967,487) (a)	65,993,791
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.47) %	(1,592,925)
	NET ASSETS - 100.00%	$ 64,400,866
	__________
* Non-Income producing security.
+ Reflects yield at December 31, 2009.
SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2009

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At December 31, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 6,588,638
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(8,562,334)
Net unrealized depreciation		$ (1,973,696)

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SouthernSun Funds
Small Cap Fund - Schedule of Investments (Unaudited) (Continued)
December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Portfolio's assets carried at fair value:
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 62,460,260	-	-	$ 62,460,260
Short-Term Investments	$ -	3,533,531	-	$ 3,533,531
Total	$ 62,460,260	$ 3,533,531	$ -	$ 65,993,791

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/23/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/23/10